Condensed Conslidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Formation and operating costs	$ 168,186	$ 563,701	$ 536,438	$ 2,485,449	$ 3,173,826	$ 1,640,990
Loss from operations	168,186	563,701	536,438	2,485,449
Other expense/(income)
Interest expense	23,059	4,449	44,362	4,449	36,909
Income on Trust account	(640,157)	(1,025,859)	(1,294,042)	(1,938,505)	(3,843,271)	(1,221,600)
Net income/(loss)	$ 448,912	$ 457,709	$ 713,242	$ (551,393)	$ 632,536	$ (419,390)
Redeemable Ordinary Shares
Other expense/(income)
Basic weighted average ordinary shares outstanding (in Shares)	4,537,829	8,250,000	4,537,829	8,250,000	7,416,033	6,056,094
Diluted weighted average ordinary shares outstanding (in Shares)	4,537,829	8,250,000	4,537,829	8,250,000	7,416,033	6,056,094
Basic net income ordinary shares (in Dollars per share)	$ 0.13	$ 0.1	$ 0.23	$ 0.03	$ 0.26	$ 0.72
Diluted net income ordinary shares (in Dollars per share)	$ 0.13	$ 0.1	$ 0.23	$ 0.03	$ 0.26	$ 0.72
Non-redeemable Ordinary Shares
Other expense/(income)
Basic weighted average ordinary shares outstanding (in Shares)	2,572,500	2,572,500	2,572,500	2,572,500	2,572,500	2,236,392
Diluted weighted average ordinary shares outstanding (in Shares)	2,572,500	2,572,500	2,572,500	2,572,500	2,572,500	2,236,392
Basic net income ordinary shares (in Dollars per share)	$ (0.05)	$ (0.13)	$ (0.12)	$ (0.31)	$ (0.5)	$ (2.14)
Diluted net income ordinary shares (in Dollars per share)	$ (0.05)	$ (0.13)	$ (0.12)	$ (0.31)	$ (0.5)	$ (2.14)